RIGHT-OF-USE ASSETS AND LEASE LIABILITY (Tables)	12 Months Ended
Nov. 30, 2020
Right Of Use Assets And Lease Liability [Abstract]
Disclosure of continuity of the cost and accumulated amortization of right-of-use assets [Table Text Block]
2020
Recognition upon adoption of IFRS 16	$152,864
Amortization expense for the year	(38,216)
$114,648

Disclosure of continuity of lease liability [Table Text Block]
2020
Recognition upon adoption of IFRS 16	$152,864
Lease payments	(48,473)
Interest expense on lease liability	20,449
$124,840
Current portion	$34,105
Long-term portion	$90,735

Disclosure of minimum lease payments for the lease liabilities [Table Text Block]
Year ending:
2021	$49,925
2022	51,425
2023	52,974
$154,324
Less: Interest expense on lease liabilities	(29,484)
Total present value of minimum lease payments	$124,840